STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016
Cash flows from operating activities
Net income (loss)	$ (265,827)		$ 5,869,910
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(402,562)		(6,416,089)
Changes in assets and liabilities
Other assets	0		52,200
Accounts payable and accrued expenses	(32,982)		32,494
Accounts payable - affiliates	25,641		(1,507,699)
Net cash used in operating activities	(675,730)		(1,969,184)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	352,554	[1]	6,721,378	[2]
Net cash provided by investing activities	352,554		6,721,378
Cash flows from financing activities
Distributions to partners	0		(5,491,995)
Net cash used in financing activities	0		(5,491,995)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(323,176)		(739,801)
Cash and cash equivalents, beginning	1,783,433		2,523,234
Cash and cash equivalents, end	1,460,257		1,783,433
Series 15 [Member]
Cash flows from operating activities
Net income (loss)	(80,612)		386,925
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(16,000)		(465,691)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(6,498)		6,498
Accounts payable - affiliates	34,893		(691,424)
Net cash used in operating activities	(68,217)		(763,692)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	16,000	[1]	465,691	[2]
Net cash provided by investing activities	16,000		465,691
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(52,217)		(298,001)
Cash and cash equivalents, beginning	116,858		414,859
Cash and cash equivalents, end	64,641		116,858
Series 16 [Member]
Cash flows from operating activities
Net income (loss)	112,314		59,564
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(316,084)		(243,000)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(10,987)		6,499
Accounts payable - affiliates	(104,868)		94,279
Net cash used in operating activities	(319,625)		(82,658)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	266,076	[1]	243,000	[2]
Net cash provided by investing activities	266,076		243,000
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(53,549)		160,342
Cash and cash equivalents, beginning	381,450		221,108
Cash and cash equivalents, end	327,901		381,450
Series 17 [Member]
Cash flows from operating activities
Net income (loss)	(78,112)		5,593,702
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(70,478)		(5,692,104)
Changes in assets and liabilities
Other assets	0		2,200
Accounts payable and accrued expenses	(2,499)		6,499
Accounts payable - affiliates	0		(685,587)
Net cash used in operating activities	(151,089)		(775,290)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	70,478	[1]	5,692,104	[2]
Net cash provided by investing activities	70,478		5,692,104
Cash flows from financing activities
Distributions to partners	0		(4,474,195)
Net cash used in financing activities	0		(4,474,195)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(80,611)		442,619
Cash and cash equivalents, beginning	640,398		197,779
Cash and cash equivalents, end	559,787		640,398
Series 18 [Member]
Cash flows from operating activities
Net income (loss)	(124,922)		(89,507)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0		(15,294)
Changes in assets and liabilities
Other assets	0		50,000
Accounts payable and accrued expenses	(6,499)		6,499
Accounts payable - affiliates	95,616		(224,967)
Net cash used in operating activities	(35,805)		(273,269)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	320,583	[2]
Net cash provided by investing activities	0		320,583
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(35,805)		47,314
Cash and cash equivalents, beginning	353,832		306,518
Cash and cash equivalents, end	318,027		353,832
Series 19 [Member]
Cash flows from operating activities
Net income (loss)	(94,495)		(80,774)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(6,499)		6,499
Accounts payable - affiliates	0		0
Net cash used in operating activities	(100,994)		(74,275)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	0	[2]
Net cash provided by investing activities	0		0
Cash flows from financing activities
Distributions to partners	0		(1,017,800)
Net cash used in financing activities	0		(1,017,800)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(100,994)		(1,092,075)
Cash and cash equivalents, beginning	290,895		1,382,970
Cash and cash equivalents, end	$ 189,901		$ 290,895

[1]	Fund proceeds from disposition does not include $50,008 which was due to a writeoff of capital contributions payable to Series 16.
[2]	Fund proceeds from disposition include $305,289 which was receivable as of March 31, 2015 for Series 18.